Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 543,152	$ 583,104
Impairment loss		330,445
Other operating expenses		$ 62,705